Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Income (loss) before taxation	¥ (37,883)	¥ 582
Adjustments for
Operating lease charge		163
Depreciation of property, plant and equipment	179	126
Loan forgiveness by related party	(1,160)
Loss on convertible note	34
Reversal of bad debt of trade receivables		(5,293)
Share based compensation	28,510	1,025
Interest expense on lease liability		14
Amortization of OID of convertible note	151
Operating cash flows before working capital changes	(10,169)	(3,383)
Decrease in trade receivables		4,952
Decrease (Increase) in other receivables and prepayments	(9,177)	6,054
Increase in loan receivables	(32,470)
Increase (Decrease) in trade payables	(485)	3,565
Increase (Decrease) in unearned revenue	391	(8,357)
Decrease in taxes payable	(734)	(942)
Increase (Decrease) in accrued liabilities and other payables	56	(2,647)
Cash used in operations	(52,588)	(758)
Interest paid
Income tax paid	(95)	(25)
Net cash generated from operating activities from discontinued operations	14,118	8,406
Net cash generated from (used in) operating activities	(38,565)	7,623
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	(500)	(11)
Acquisition of intangible assets		(6)
Decrease in available-for-sale financial asset	872
Decrease (Increase) in restricted cash	2,069	(8,550)
Cash disposed as a result of disposal of subsidiaries	(256)
Net cash used in investing activities from discontinued operations
Net cash generated from (used in) investing activities	2,185	(8,567)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment for lease liabilities		(177)
Insurance of share capital for equity financing	53,075
Increase of additional paid in capital		2,450
Advance from related parties	387
Net cash used in financing activities from discontinued operations	(14,303)	(14,303)
Net cash generated from (used in) financing activities	39,159	(12,030)
NET INCREASE (DECREASE) IN CASH & EQUIVALENTS	2,779	(12,974)
CASH & EQUIVALENTS (INCLUDING CASH CLASSIFIED AS HELD FOR SALE OF RMB 306,000), BEGINNING OF PERIOD	4,242	27,880
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	(3,881)	97
CASH & EQUIVALENTS, END OF YEAR	3,140	15,003
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS:
Cash and cash equivalents	3,140	11,807
Cash and cash equivalents included in assets classified as held for sale		¥ 3,196